Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 156,660	$ 20,172
Impairment of intangibles assets	$ 37,480	$ 14,755,560	$ 0